MASTER TRUST - Schedule of Net Investment Income (Details) - EBP 011 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Investment income of the Master Trust	$ 1,478,840	$ 634,310
Less: Income allocated to Rockwell Automation Retirement Savings Plan and Sensia 401(k) Savings Plan	(653,484,786)	(400,991,345)
Plan's income in the Master Trust	1,459,154	618,194
Master Trust
EBP, Master Trust [Line Items]
Interest in income of Master Trust	17,685,923	16,296,428
Dividends	9,494,578	8,982,897
Net appreciation in fair value of investments	627,763,439	376,330,214
Investment income of the Master Trust	$ 654,943,940	$ 401,609,539